Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of Loss per share attributable to ordinary shareholders $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Loss Per Share Attributable To Ordinary Shareholders Abstract
Net loss	$ (40,494)
Revaluation of warrants	(8,425)
Adjusted Net loss	$ (48,919)